Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
12. Related Party Transactions
UHN
For the three months ended September 30, 2023 and 2022, the Company recognized $25 and $82, respectively, of research and development expense related to the license agreements with UHN. For the nine months ended September 30, 2023 and 2022, the Company recognized $97 and $145, respectively, of research and development expense related to the license agreements with UHN. Refer to Note 3 “
License Agreements
” for additional information regarding the UHN license agreements.
Others
In the first quarter of 2023, the sublease for space that was previously provided by an entity affiliated with a member of the Company’s Board was assigned to Novartis. Therefore, for the three months ended September 30, 2023 the Company did not record expense related to a sublease to rent office and lab space provided by an entity affiliated with a member of the Company’s Board. For the three months ended September 30, 2022 the Company recorded $795 related to the sublease to rent office and lab space previously provided by an entity affiliated with a member of the Company’s Board. For the nine months ended September 30, 2023 and 2022, the Company recorded expenses of $754 and $2,381, respectively, related to the sublease to rent office and lab space previously provided by an entity affiliated with a member of the Company’s Board.

14. Related Party Transactions
UHN
In connection with the Company’s entry into a license agreement with UHN on January 27, 2016, the Company issued UHN 1,161,665 shares of its common stock. Upon the closing of the IPO in 2018, as UHN’s fully-diluted percentage ownership of the Company was reduced within a range of specified percentages, the Company was obligated to pay UHN an amount of $2,000, which was paid in July 2018. For the years ended December 31, 2022 and 2021, the Company recognized $200 and $248, respectively, of research and development expense related to the license agreements with UHN. Refer to Note 3
“License Agreements”
for additional information regarding the UHN license agreements.
Others
For the years ended December 31, 2022 and 2021, the Company recorded expenses of $3,200 and $1,523, respectively, related to a sublease to rent lab space, provided by an entity affiliated with a member of the board.